NOTES PAYABLE - Maturity schedule (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
NOTES PAYABLE
2022	$ 37,986
2023	665,433
2024	7,542,830
2025	7,545,368
2026	7,500,000
Thereafter	21,563,805
Net Amount	$ 44,855,422	$ 15,970,079